SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Accrued payroll and welfare	$ 31,947	$ 13,280
Interest payable	495,023	857,919
Accrued professional fees		905,835
Loan payables to third parties	294,103
Others	21,435	35,744
Total	$ 842,508	$ 1,812,778